Stock-based Compensation (Details Narrative) - USD ($)					1 Months Ended								3 Months Ended			6 Months Ended			12 Months Ended
		Dec. 23, 2025	Oct. 22, 2025	Feb. 28, 2023	Apr. 30, 2026	Feb. 28, 2026	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance													17,495,433			17,495,433			16,375,911		7,772,553	[1]
Contractual term																10 years			10 years
Stock-based compensation expense													$ 52,000		$ 53,000	$ 107,000		$ 118,000	$ 231,000		$ 1,067,000
Stock-based compensation expense not yet recognized													$ 330,600			$ 330,600			$ 438,100
Weighted-average period																1 year 4 months 9 days			1 year 10 months 28 days
Weighted average grant date fair value per share																					$ 4.26
Issuance of common stock upon exercise of stock option, shares			8,048,770													26,321			6,772
Stock option outstanding													589,192			589,192			686,880		1,700,058
Aggregate principle																					$ 5,000.0
Share price												$ 6.61											$ 0.44	$ 2.235
Risk-free interest rate	[2]																		0.00%
Expected term																			0 years	[2]	5 years 9 months 14 days
Volatility																			0.00%	[2]	66.90%
Dividend yield																			0.00%	[2]	0.00%
Repurchased shares of common stock												438,903
Repurchased shares of common stock, value												$ 2,902,700
Repayments of promissory note																					$ 3,000,000
Debt forgiveness																					601,100
Stock-based compensation expense													$ 52,000		$ 53,000	$ 107,000		$ 118,000
Stock options exercised, value													$ 18,000			$ 18,000					12,000
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense																					11,700
Weighted average grant date fair value per share																			$ 0.53
Bearing interest percentage				3.82%
Aggregate principle				$ 1,136,200
Maturity date				February 2030
Share price																			0.88
Exercise price																			$ 0.70
Risk-free interest rate																			4.02%
Expected term																			3 years 6 months
Volatility																			75.00%
Dividend yield																			0.00%
Repurchased shares of common stock												667,000
Repurchased shares of common stock, value												$ 2,902,700
Stock options exercise price												$ 4.352
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense recognized																					$ 227,200
Repayments of promissory note												$ 902,700
Debt forgiveness									$ 262,200
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock upon exercise of stock option, shares					19,741	1,715	745,896						26,321	[3],[4]		26,321	[3],[4]				17,205
Exercise price option						1,715	745,896									741	[3],[4]		79,234
Issuance of common stock upon cashless exercise of stock option, shares		588,235	408,639			974	666,662	7,500		7,500	7,500		19,741	[3],[4]		21,456	[3],[4]		745,896
Aggregate principle			$ 3,978,000
Stock options exercised, value					$ 38,402.16									[3],[4]
Stock options exercise price					$ 1.9453
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance													589,192			589,192			686,880		1,700,058
Total intrinsic value of options exercised																$ 17,100			$ 6,036,400		$ 10,647,500
Issuance of common stock upon exercise of stock option, shares																					6,772
February Options Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per share																			$ 0.50
Stock option outstanding				1,625,321
Stock-based compensation expense recognized																					$ 41,400
Unrecognized stock-based compensation expense
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance													1,217,210			1,217,210
Weighted-average period																6 months 25 days
Unrecognized stock-based compensation expense													$ 1,167,000			$ 1,167,000
Number of RSU shares, Granted																1,217,210
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period																2 years			2 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period																4 years			4 years
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increasing the number of shares authorized for issuance				3,258,230
Common stock were available for future grant													0			0			0
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance				391,525																					3,649,755
2025 Omnibus Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increasing the number of shares authorized for issuance													2,000,000			2,000,000
Common stock were reserved for issuance			1,500,000										3,500,000			3,500,000

[1]	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation ”).
[2]	There were no stock options granted during the year ended December 31, 2025.
[3]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[4]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.